UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2007
                                                    ----------------------------

Check here if Amendment /  /; Amendment Number:
                                                    ----------------------------
   This Amendment (Check only one.):  /  / is a restatement.
                                      /  / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:           Causeway Capital Management LLC
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Address:        11111 Santa Monica Blvd
                ----------------------------------------------------------------
                15th Floor
                ----------------------------------------------------------------
                Los Angeles, CA 90025
                ----------------------------------------------------------------

Form 13F File Number:  28-  11728
                            ----------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Jean Kim
                ----------------------------------------------------------------
Title:          Compliance Manager
                ----------------------------------------------------------------
Phone:          310-231-6138
                ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jean Kim                Los Angeles, CA                         5/11/07
--------------------------- ------------------------------ ---------------------
   [Signature]                    [City, State]                    [Date]



X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------------------------------

Form 13F Information Table Entry Total:  75
                                         ---------------------------------------

Form 13F Information Table Value Total:  $249,765
                                         ---------------------------------------
                                                     (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None



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



                           FORM 13-F INFORMATION TABLE

  COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
----------        -------       --------      -------- -----------------------    ---------   --------    ----------------
                                               VALUE     SHRS OR     SH/    PUT/    INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS  CUSIP       (x$1000)   PRN AMT     PRN    CALL    DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------    --------------  -----       -------    -------     ---    ----    ----------  --------  ----    ------  ----

AFFILIATED                      008190100    1,503      25,522                                            25,522
COMPUTER
SERVICES INC      CL A                                                SH             SOLE        NONE

ALLSTATE                        020002101    1,111      18,503                                            18,503
CORP/THE          COM                                                 SH             SOLE        NONE

BAUSCH &                        071707103    1,238      24,200                                            24,200
LOMB INC          COM                                                 SH             SOLE        NONE

CA INC                          12673P105    1,547      59,700                                            59,700
                  COM                                                 SH             SOLE        NONE
CITIGROUP INC                   172967101    1,263      24,600                                            24,600
                  COM                                                 SH             SOLE        NONE
DELL INC                        24702R101    1,035      44,608                                            44,608
                  COM                                                 SH             SOLE        NONE
FANNIE MAE                      313586109    1,654      30,300                                            30,300
                  COM                                                 SH             SOLE        NONE
FREDDIE MAC                     313400301    1,481      24,900                                            24,900
                  COM                                                 SH             SOLE        NONE
JOHNSON &                       478160104    1,267      21,025                                            21,025
JOHNSON           COM                                                 SH             SOLE        NONE

LEAR CORP                       521865105    2,286      62,622                                            62,622
                  COM                                                 SH             SOLE        NONE
METLIFE INC                     59156R108    1,629      25,800                                            25,800
                  COM                                                 SH             SOLE        NONE
MICROSOFT CORP                  594918104    741        26,600                                            26,600
                  COM                                                 SH             SOLE        NONE
PFIZER INC                      717081103    1,013      40,100                                            40,100
                  COM                                                 SH             SOLE        NONE
----------------------------------------------------------------------------------------------------------------------------
                                       3

RENT-A-                         76009N100     929       33,200                                            33,200
CENTER INC        COM                                                 SH             SOLE        NONE

SPRINT NEXTEL                   852061100     1,531     80,747                                            80,747
CORP              COM FON                                             SH             SOLE        NONE

WAL-MART                        931142103     1,467     31,238                                            31,238
STORES INC        COM                                                 SH             SOLE        NONE

----------------------------------------------------------------------------------------------------------------------------

WHIRLPOOL                       963320106     1,773     20,883                                            20,883
CORP              COM                                                 SH             SOLE        NONE

XL CAPITAL                      G98255105     1,252     17,900                                            17,900
LTD               CL A                                                SH             SOLE        NONE

ABN AMRO          SPONSORED     000937102     5,135     119,362                                           119,362
HOLDING           ADR                                                 SH             SOLE        NONE
NV

AKZO             SPONSORED      010199305     7         90                                                90
NOBEL NV         ADR                                                  SH             SOLE        NONE

ALLIED           SPON ADR       019228402     4,657     77,787                                            77,787
IRISH            ORD                                                  SH             SOLE        NONE
BANKS PLC

AXA SA           SPONSORED      054536107     6,980     163,845                                           163,845
                 ADR                                                  SH             SOLE        NONE

BAYER AG         SPONSORED      072730302     3,680     57,520                                            57,520
                 ADR                                                  SH             SOLE        NONE

BP PLC          SPONSORED       055622104     7,175     110,810                                           110,810
                ADR                                                   SH             SOLE        NONE

BRITISH         SPONSORED       110448107     8,788     139,399                                           139,399
AMERICAN        ADR                                                   SH             SOLE        NONE
TOBACCO PLC

CNOOC LTD       SPONSORED       126132109     3,588     40,949                                            40,949
                ADR                                                   SH             SOLE        NONE

CREDIT          SPONSORED       225401108     6,176     85,985                                            85,985
SUISSE          ADR                                                   SH             SOLE        NONE
GROUP
----------------------------------------------------------------------------------------------------------------------------

CRH PLC                         12626K203     7,104     163,340                                           163,340
                ADR                                                   SH             SOLE        NONE

E.ON AG         SPONSORED       268780103     5,900     130,651                                           130,651
                ADR                                                   SH             SOLE        NONE
----------------------------------------------------------------------------------------------------------------------------

FRANCE          SPONSORED       35177Q105     6,529     247,298                                           247,298
TELECOM SA      ADR                                                   SH             SOLE        NONE

FRONTLINE       SHS             G3682E127     1,621     45,660                                            45,660
LTD                                                                   SH             SOLE        NONE

GLAXOSMITHKLINE SPONSORED       37733W105     5,527     100,019                                           100,019
PLC             ADR                                                   SH             SOLE        NONE

HONDA MOTOR     AMERN SHS       438128308     7,498     215,020                                           215,020
CO LTD                                                                SH             SOLE        NONE

HSBC HOLDINGS   SPON ADR        404280406     4,719     53,739                                            53,739
PLC             NEW                                                   SH             SOLE        NONE
ING GROEP NV    SPONSORED ADR   456837103     6,339     149,763                                           149,763
                                                                      SH             SOLE        NONE
KONINKLIJKE     NY REG SH       500472303     4,805     126,126                                           126,126
PHILIPS         NEW                                                   SH             SOLE        NONE
ELECTRONICS NV

MANULIFE        COM             56501R106     6,148     178,460                                           178,460
FINANCIAL CORP                                                        SH             SOLE        NONE

MITSUBISHI UFJ  SPONSORED       606822104     4,309     382,700                                           382,700
FINANCIAL GROUP ADR                                                   SH             SOLE        NONE
INC

NOVARTIS AG     SPONSORED       66987V109     5,668     103,750                                           103,750
                ADR                                                   SH             SOLE        NONE

PETROCHINA      SPONSORED       71646E100     2,946     25,162                                            25,162
CO LTD          ADR                                                   SH             SOLE        NONE

PUBLICIS GROUPE SPONSORED       74463M106     6,896     142,157                                           142,157
                ADR                                                   SH             SOLE        NONE
----------------------------------------------------------------------------------------------------------------------------
                                       5
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RIO TINTO PLC   SPONSORED       767204100     4,692   20,597                                              20,597
                ADR                                                   SH             SOLE        NONE

ROYAL DUTCH     SPON ADR B      780259107     8,096   121,549                                             121,549
SHELL PLC                                                             SH             SOLE        NONE
----------------------------------------------------------------------------------------------------------------------------

SANOFI-AVENTIS  SPONSORED       80105N105     9,642   221,605                                             221,605
                ADR                                                   SH             SOLE        NONE
SHINHAN         SPN ADR         824596100     9,904   86,970                                              86,970
FINANCIAL ADR   RESTRD                                                SH             SOLE        NONE

SIEMENS AG      SPONSORED ADR   826197501     7,795   72,710                                              72,710
                                                                      SH             SOLE        NONE
STOLT-NIELSEN   SP ADR REG      861565109     4,979   168,711                                             168,711
SA              COM                                                   SH             SOLE        NONE

STORA ENSO OYJ  SPON ADR        86210M106     2,143   124,071                                             124,071
                REP R                                                 SH             SOLE        NONE

SYNGENTA AG     SPONSORED       87160A100     5,732   150,640                                             150,640
                ADR                                                   SH             SOLE        NONE

TECHNIP SA      SPONSORED       878546209     6,900   94,644                                              94,644
                ADR                                                   SH             SOLE        NONE

ERICSSON LM     ADR B SEK       294821608     4,505   121,450                                             121,450
TEL CO          10                                                    SH             SOLE        NONE

TELEFONICA SA   SPONSORED       879382208     6,585   99,179                                              99,179
                ADR                                                   SH             SOLE        NONE

TELENOR ASA     SPONSORED       87944W105     3,884   73,047                                              73,047
                ADR                                                   SH             SOLE        NONE

TNT NV          SPONSORED       87260W101     5,131   111,427                                             111,427
                ADR                                                   SH             SOLE        NONE

TOTAL SA        SPONSORED       89151E109     6,079   87,113                                              87,113
                ADR                                                   SH             SOLE        NONE
----------------------------------------------------------------------------------------------------------------------------

UNILEVER PLC    SPON ADR NEW    904767704     6,945   230,973                                             230,973
                                                                      SH             SOLE        NONE

VODAFONE GROUP  SPON ADR NEW    92857W209     9,073   337,783                                             337,783
PLC                                                                   SH             SOLE        NONE

CHECK POINT     ORD             M22465104     13      600                                                 600
SOFTWARE                                                              SH             SOLE        NONE
TECHNOLOGIES

CHINA MOBILE    SPONSORED       16941M109     45      1,000                                               1,000
LTD             ADR                                                   SH             SOLE        NONE

CHINA TELECOM   SPON ADR H      169426103     39      800                                                 800
CORP LTD        SHS                                                   SH             SOLE        NONE

CHINA UNICOM    SPONSORED       16945R104     61      4,300                                               4,300
LTD             ADR                                                   SH             SOLE        NONE

CIA DE          SPONSORED       20441A102     44      1,300                                               1,300
SANEAMENTO      ADR
BASICO DO                                                             SH             SOLE        NONE
ESTADO DE SA

CIA VALE DO     SPONSORED       204412209     26      700                                                 700
RIO DOCE        ADR                                                   SH             SOLE        NONE

ENERSIS SA/     SPONSORED       29274F104     16      1,000                                               1,000
CHILE           ADR                                                   SH             SOLE        NONE

GRUPO TELEVISA  SP ADR REP      40049J206     54      1,800                                               1,800
SA              ORD                                                   SH             SOLE        NONE

INDIA FUND INC  COM             454089103     38      1,000                                               1,000
                                                                      SH             SOLE        NONE

ISHARES MSCI    MSCI EMERG      464287234     64      553                                                 553
EMERGING        MKT
MARKETS INDEX                                                         SH             SOLE        NONE
FUND

KOREA ELECTRIC  SPONSORED       500631106     74      3,700                                               3,700
POWER CORP      ADR                                                   SH             SOLE        NONE

MOBILE          SPONSORED       607409109     17      300                                                 300
TELESYSTEMS     ADR                                                   SH             SOLE        NONE
OJSC

PETROLEO        SPONSORED       71654V408     60      600                                                 600
BRASILEIRO SA   ADR                                                   SH             SOLE        NONE

POSCO ADR       SPONSORED       693483109     83      800                                                 800
                ADR                                                   SH             SOLE        NONE
----------------------------------------------------------------------------------------------------------------------------
                                       7

SEMICONDUCTOR   SPONSORED       81663N206     25      3,600                                               3,600
MANUFACTURING   ADR                                                   SH             SOLE        NONE
INTERNATIONAL

TELE NORTE      SPON ADR        879246106     35      2,500                                               2,500
LESTE           PFD                                                   SH             SOLE        NONE
PARTICIPACOES SA

TENARIS SA      SPONSORED       88031M109     32      700                                                 700
                ADR                                                   SH             SOLE        NONE

UNITED          SPONSORED ADR   910873207     39      12,400                                              12,400
MICROELECTRONICS
CORP                                                                  SH             SOLE        NONE



                                       8
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